Significant accounting judgments, estimates and assumptions (Details 1) - C G U [Member] $ in Millions	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Carrying amount	$ 528.2
Goodwill	$ 381.2
Discount rate	15.40%
Carrying amount	3.50%